Selling, General and Administrative Expenses - Schedule of Selling, Distribution and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Selling, General and Administrative Expenses [Abstract]
Staff expense		$ 5,294,987	$ 5,888,731		$ 5,714,107
Professional fees		1,074,759	1,026,477		1,412,664
Depreciation and amortization expense		790,368	807,114		2,194,273
Rental expense		223,132	178,659		376,811
Travelling and entertainment expense		170,986	282,908		414,308
Other service fees		123,451	230,619		322,894
Other expenses	[1]	1,129,957	536,282		1,118,722
Selling, distribution and administrative expenses		$ 8,807,640	$ 8,950,790	[2]	$ 11,553,779	[2]

[1]	Other expenses mainly comprised of utilities expense, repairs and maintenance, office expenses, stamp duties, training costs, etc.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.